Annual Total Returns[BarChart] - Federated Hermes Global Total Return Bond Fund - A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	3.46%	2.29%	(6.26%)	(2.33%)	(4.17%)	(0.09%)	6.09%	(2.61%)	5.03%	8.85%